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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-01605


                      	Pioneer Balanced Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

          Pioneer Balanced Fund
          Schedule of Investments  3/31/06

Shares                                                            Value
          COMMON STOCKS - 64.7 %
          Energy - 5.3 %
          Integrated Oil & Gas - 1.0 %
2,400     BP Amoco Plc (A.D.R.)                                   165,456
18,776    Exxon Mobil Corp.                                       1,142,707
                                                                  1,308,163
          Oil & Gas Drilling - 1.8 %
46,100    ENSCO International, Inc.                               2,371,845
          Oil & Gas Equipment & Services - 1.8 %
37,188    National-Oilwell Varco, Inc. *                          2,384,495
          Oil & Gas Exploration & Production - 0.6 %
16,400    Encana Corp.                                            766,372
          Total Energy                                            6,830,875
          Materials - 4.3 %
          Gold - 1.9 %
42,900    Newmont Mining Corp.                                    2,397,320
          Industrial Gases - 2.4 %
55,800    Praxair, Inc.                                           3,077,370
          Total Materials                                         5,474,690
          Capital Goods - 4.4 %
          Aerospace & Defense - 2.8 %
53,400    Northrop Grumman Corp.                                  3,646,686
          Industrial Conglomerates - 1.5 %
26,400    3M Co.                                                  1,998,216
          Total Capital Goods                                     5,644,902
          Commercial Services & Supplies - 0.3 %
          Diversified Commercial Services - 0.3 %
9,700     Cintas Corp. *                                          413,414
          Total Commercial Services & Supplies                    413,414
          Transportation - 2.1 %
          Air Freight & Couriers - 2.1 %
34,700    United Parcel Service                                   2,754,486
          Total Transportation                                    2,754,486
          Consumer Durables & Apparel - 1.7 %
          Apparel, Accessories & Luxury Goods - 1.7 %
52,100    Liz Claiborne, Inc.                                     2,135,058
          Total Consumer Durables & Apparel                       2,135,058
          Media - 3.3 %
          Broadcasting & Cable TV - 2.0 %
38,497    CBS Corp. (Class B) *                                   923,158
63,900    Comcast Corp. * (b)                                     1,669,068
                                                                  2,592,226
          Movies & Entertainment - 1.3 %
43,797    Viacom, Inc. (Class B)                                  1,699,324
          Total Media                                             4,291,550
          Retailing - 1.4 %
          Apparel Retail - 1.4 %
61,900    Ross Stores, Inc.                                       1,806,861
          Total Retailing                                         1,806,861
          Food & Drug Retailing - 3.3 %
          Drug Retail - 3.1 %
133,500   CVS Corp.                                               3,987,645
          Food Distributors - 0.1 %
3,400     Sysco Corp.                                             108,970
          Hypermarkets & Supercenters - 0.1 %
3,700     Wal-Mart Stores, Inc.                                   174,788
          Total Food & Drug Retailing                             4,271,403
          Food, Beverage & Tobacco - 6.0 %
          Brewers - 0.5 %
14,900    Anheuser-Busch Companies, Inc.                          637,273
          Packaged Foods & Meats - 1.6 %
32,800    William Wrigley Jr. Co.                                 2,099,200
          Soft Drinks - 3.8 %
24,800    Coca-Cola Co.                                           1,038,376
67,400    PepsiCo, Inc.                                           3,895,046
                                                                  4,933,422
          Total Food, Beverage & Tobacco                          7,669,895
          Household & Personal Products - 0.8 %
          Personal Products - 0.8 %
27,200    Estee Lauder Co. *                                      1,011,568
          Total Household & Personal Products                     1,011,568
          Health Care Equipment & Services - 3.2 %
          Health Care Distributors - 1.2 %
21,100    Cardinal Health, Inc.                                   1,572,372
          Health Care Equipment - 0.9 %
33,700    Biomet, Inc.                                            1,197,024
          Health Care Services - 0.1 %
5,100     IMS Health, Inc.                                        131,427
          Managed Health Care - 1.0 %
22,200    United Healthcare Group, Inc. *                         1,240,092
          Total Health Care Equipment & Services                  4,140,915
          Pharmaceuticals & Biotechnology - 6.8 %
          Biotechnology - 2.0 %
34,868    Amgen, Inc. *                                           2,536,647
          Pharmaceuticals - 4.8 %
11,100    Eli Lilly & Co.                                         613,830
64,021    Pfizer, Inc.                                            1,595,403
31,616    Teva Pharmaceutical Industries, Ltd.                    1,301,947
56,600    Wyeth                                                   2,746,232
                                                                  6,257,412
          Total Pharmaceuticals & Biotechnology                   8,794,059
          Banks - 1.6 %
          Diversified Banks - 1.5 %
36,700    Bank of America Corp.                                   1,671,318
4,620     U.S. Bancorp                                            140,910
4,000     Wachovia Corp.                                          224,200
                                                                  2,036,428
          Total Banks                                             2,036,428
          Diversified Financials - 3.5 %
          Asset Management & Custody Banks - 1.4 %
51,500    The Bank of New York Co., Inc.                          1,856,060
          Consumer Finance - 1.4 %
35,700    American Express Co.                                    1,876,035
          Investment Banking & Brokerage - 0.6 %
9,400     Merrill Lynch & Co., Inc.                               740,344
          Total Diversified Financials                            4,472,439
          Insurance - 4.7 %
          Multi-Line Insurance - 0.1 %
3,500     American International Group, Inc.                      231,315
          Property & Casualty Insurance - 4.5 %
1,475     Berkshire Hathaway, Inc. (Class B) *                    4,442,700
12,900    Progressive Corp.                                       1,344,954
                                                                  5,787,654
          Total Insurance                                         6,018,969
          Software & Services - 6.6 %
          Data Processing & Outsourced Services - 3.2 %
87,500    First Data Corp.                                        4,096,750
          Systems Software - 3.4 %
162,900   Microsoft Corp.                                         4,432,509
          Total Software & Services                               8,529,259
          Technology Hardware & Equipment - 3.9 %
          Communications Equipment - 2.4 %
67,600    Cisco Systems, Inc. *                                   1,464,892
33,400    Qualcomm, Inc.                                          1,690,374
                                                                  3,155,266
          Computer Hardware - 1.4 %
56,100    Hewlett-Packard Co.                                     1,845,690
          Total Technology Hardware & Equipment                   5,000,956
          Semiconductors - 0.5 %
15,000    Intel Corp.                                             290,250
9,000     Texas Instruments, Inc.                                 292,230
                                                                  582,480
          Total Semiconductors                                    582,480
          Telecommunication Services - 1.0 %
          Wireless Telecommunication Services - 1.0 %
58,600    Vodafone Group Plc (A.D.R.)                             1,224,740
          Total Telecommunication Services                        1,224,740
          TOTAL COMMON STOCKS
          (Cost   $66,801,024)                                    83,104,947

          RIGHTS/WARRANTS - 0.0 %
          Technology Hardware & Equipment - 0.0 %
1,883     Lucent Technologies - Expires 12/10/07 *                1,177
          TOTAL RIGHTS/WARRANTS
          (Cost   $2,194)                                         1,177

          ASSET BACKED SECURITIES - 1.0 %
          Transportation - 0.0 %
          Airlines - 0.0 %
11,770    Continential Airlines, 6.648%, 9/15/17                  11,858
          Total Transportation                                    11,858
          Diversified Financials - 0.6 %
          Diversified Financial Services - 0.5 %
215,093   Caithness Coso Fund Corp., 6.263%, 6/15/14 (144A)       210,677
223,923   PF Export Receivable Master Trust, 6.436%, 6/1/15 (144A)219,445
260,397   Power Receivables Finance, 6.29%, 1/1/12 (144A)         261,446
                                                                  691,568
          Specialized Finance - 0.0 %
70,000    MBNA Credit Card Master Note, Floating Rate Note, 12/15/70,011
          Total Diversified Financials                            761,579
          Utilities - 0.4 %
          Electric Utilities - 0.3 %
174,200   FPL Energy Wind Funding, 6.876%, 6/27/17 (144A)         174,200
294,063   FPL Energy America Wind LLC, 6.639%, 6/20/23 (144A)     299,397
                                                                  473,597
          Total Utilities                                         473,597
          TOTAL ASSET BACKED SECURITIES
          (Cost   $1,257,332)                                     1,247,034

          COLLATERALIZED MORTGAGE OBLIGATIONS - 0.5 %
          Diversified Financials - 0.0 %
          Other Diversified Financial Services - 0.0 %
60,000    Global Signal, 7.036%, 2/15/36 (144A)                   60,645
          Total Diversified Financials                            60,645
          Government - 0.5 %
155,463   Federal Home Loan Bank, 5.0%, 1/15/16                   154,088
481,622   Freddie Mac, 6.1%, 9/15/18                              481,696
                                                                  635,784
          Total Government                                        635,784
          TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
          (Cost   $705,664)                                       696,429

          CORPORATE BONDS - 9.1 %
          Energy - 0.6 %
          Integrated Oil & Gas - 0.1 %
120,000   Occidental Petroleum, 6.75%, 1/15/12                    128,393
25,000    Petro-Canada, 4.0%, 7/15/13                             22,562
15,000    USX Corp., 6.85%, 3/1/08                                15,417
                                                                  166,372
          Oil & Gas Exploration & Production - 0.3 %
300,000   Gazprom International SA., 7.201%, 2/1/20 (144A)        313,950
65,000    Pemex Project Funding Master, 9.125%, 10/13/10          73,125
                                                                  387,075
          Oil & Gas Refining & Marketing - 0.1 %
65,000    Boardwalk Pipelines LLC, 5.5%, 2/1/17                   62,684
100,000   Semco Energy, Inc., 7.125%, 5/15/08                     100,559
                                                                  163,243
          Oil & Gas Storage & Transporation - 0.0 %
40,000    Kinder Morgan Energy Partners, 6.75%, 3/15/11           41,821
          Total Energy                                            758,511
          Materials - 1.2 %
          Aluminum - 0.1 %
150,000   Novelis, Inc., 7.25%, 2/15/15                           144,000
          Commodity Chemicals - 0.2 %
300,000   Nova Chemicals, Ltd., 6.5%, 1/15/12                     279,000
          Diversified Metals & Mining - 0.4 %
425,000   Inco, Ltd., 7.2%, 9/15/32                               440,379
          Fertilizers & Agricultural Chemicals - 0.0 %
30,000    Potash Corp. Saskatchewan, 4.875%, 3/1/13               28,533
          Metal & Glass Containers - 0.1 %
125,000   Tenneco Packaging, 8.125%, 6/15/17                      139,410
          Paper Products - 0.4 %
250,000   Abitibi-Consolidated, Inc., 6.95%, 4/1/08               248,125
300,000   MDP Acquistions, 9.625%, 10/1/12                        317,250
                                                                  565,375
          Total Materials                                         1,596,697
          Capital Goods - 0.6 %
          Aerospace & Defense - 0.1 %
25,000    Boeing Co., 5.125%, 2/15/13                             24,568
80,000    Honeywell International, 7.5%, 3/1/10                   85,868
                                                                  110,436
          Electrical Component & Equipment - 0.1 %
85,000    Orcal Geothermal, 6.21%, 12/30/20 (144A)                83,798
          Industrial Conglomerates - 0.1 %
145,000   General Electric Capital Corp., 6.125%, 2/22/11         149,393
90,000    General Electric Capital Corp., 6.75%, 3/15/32          100,222
                                                                  249,615
          Trading Companies & Distributors - 0.2 %
300,000   Glencore Funding LLC, 6.0%, 4/15/14 (144A)              285,599
          Total Capital Goods                                     729,448
          Automobiles & Components - 0.4 %
          Automobile Manufacturers - 0.4 %
80,000    Ford Motor Co., 7.25%, 10/1/08                          72,600
500,000   General Motors, 7.2%, 1/15/11 (b)                       390,000
                                                                  462,600
          Total Automobiles & Components                          462,600
          Consumer Durables & Apparel - 0.1 %
          Home Furnishings - 0.1 %
95,000    Mohawk Industries, Inc., 6.125%, 1/15/16                94,062
          Total Consumer Durables & Apparel                       94,062
          Media - 1.2 %
          Broadcasting & Cable TV - 0.8 %
500,000   Comcast Cable Corp., 7.125%,  6/15/13                   529,366
80,000    Comcast Corp., 5.3%, 1/15/14                            76,066
300,000   Cox Communications, 7.125%, 10/1/12                     314,719
150,000   Cox Enterprises 4.375%, 5/1/08 (144A)                   145,609
                                                                  1,065,760
          Publishing - 0.4 %
512,000   News America, Inc., 7.3%, 4/30/28                       532,186
          Total Media                                             1,597,946
          Retailing - 0.1 %
          Department Stores - 0.0 %
15,000    Nordstrom, Inc., 5.625%, 1/15/09                        15,073
          Specialty Stores - 0.1 %
130,000   Tanger Factory Outlet Centers, Inc., 6.15%, 11/15/15    126,954
          Total Retailing                                         142,027
          Food, Beverage & Tobacco - 0.1 %
          Brewers - 0.0 %
35,000    Miller Brewing Co., 5.5%, 8/15/13 (144A)                34,506
          Packaged Foods & Meats - -0.0 %
35,000    Unilever Capital Corp., 7.125%, 11/1/10                 37,245
          Soft Drinks - 0.0 %
35,000    Bottling Group LLC, 5.0%, 11/15/13                      33,935
          Total Food, Beverage & Tobacco                          105,686
          Health Care Equipment & Services - 0.6 %
          Health Care Facilities - 0.4 %
500,000   HCA, Inc., 6.3%, 10/1/12                                488,022
          Health Care Supplies - 0.2 %
250,000   Bausch & Lomb, 7.125%, 8/1/28                           256,325
          Total Health Care Equipment & Services                  744,347
          Banks - 0.5 %
          Diversified Banks - 0.4 %
80,000    International Bank for Reconstruction & Development, 4.379,761
115,000   Kazkommerts International BV, 8.0%, 11/3/15             118,565
150,000   KFW-Kredit Wiederaufbau, 2.75%, 5/8/07                  146,170
225,000   National Westminster, 7.375%, 10/1/09                   239,763
30,000    US Bancorp, 3.125%, 3/15/08                             28,846
                                                                  613,105
          Regional Banks - 0.0 %
40,000    Keycorp, 2.75%, 2/27/07                                 38,930
          Total Banks                                             652,035
          Diversified Financials - 0.6 %
          Consumer Finance - 0.1 %
265,000   SLM Corp., Floating Rate Note, 7/25/14                  245,782
          Investment Banking & Brokerage - 0.2 %
200,000   E*Trade Financial Corp., 8.0%, 6/15/11                  207,750
          Diversified Financial Services - 0.2 %
300,000   Brascan Corp., 5.75%, 3/1/10                            300,926
          Total Diversified Financials                            754,458
          Insurance - 1.1 %
          Life & Health Insurance - 0.2 %
300,000   Provident Co., Inc., 7.0%, 7/15/18                      304,100
          Multi-Line Insurance - 0.1 %
150,000   Loew Corp., 5.25%, 3/15/16                              143,063
          Property & Casualty Insurance - 0.4 %
180,000   Kingsway America, Inc., 7.5%, 2/1/14                    181,328
350,000   Ohio Casualty Corp., 7.3%, 6/15/14                      364,819
                                                                  546,147
          Reinsurance - 0.3 %
300,000   Odyssey Re Holdings, 7.65%, 11/1/13                     300,895
100,000   Platinum Underwriters HD, 7.5%, 6/1/17                  100,360
                                                                  401,255
          Total Insurance                                         1,394,565
          Real Estate - 1.0 %
          Real Estate Investment Trusts - 1.0 %
300,000   Colonial Reality LP, 6.15%, 4/15/13                     301,123
300,000   Health Care REIT, Inc., 6.2%, 6/1/16                    298,106
316,000   Host Marriott LP, 6.375%, 3/15/15                       310,865
250,000   Trustreet Properties Inc., 7.5%, 4/1/15                 250,625
100,000   Ventas Realty Capital Corp., 7.125%, 6/1/15 (144A)      102,750
                                                                  1,263,469
          Total Real Estate                                       1,263,469
          Technology Hardware & Equipment - 0.4 %
          Computer Hardware - 0.4 %
500,000   NCR Corp., 7.125%, 6/15/09                              515,266
          Total Technology Hardware & Equipment                   515,266
          Semiconductors - 0.2 %
250,000   Chartered Semiconductor, 6.375%, 8/3/15                 246,406
          Total Semiconductors                                    246,406
          Telecommunication Services - 0.4 %
          Integrated Telecommunication Services - 0.4 %
300,000   Telecom Italia Capital, 5.25%, 11/15/13                 284,252
250,000   Telecom Italia Capital, 4.875%, 10/1/10                 240,721
                                                                  524,973
          Total Telecommunication Services                        524,973
          Utilities - 0.1 %
          Electric Utilities - 0.0 %
115,000   Entergy Gulf States, 5.7%, 6/1/15                       110,232
          Total Utilities                                         110,232
          TOTAL CORPORATE BONDS
          (Cost   $11,724,464)                                    11,692,728

          U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 22.9 %
          Government - 22.9 %
100,000   Fannie Mae, 5.24%, 8/7/18                               96,838
65,000    Federal Home Loan Bank, 3.875%, 6/14/13                 59,931
386,192   Federal Home Loan Bank, 5.27%, 12/28/12                 385,961
110,000   Federal Home Loan Bank, 6.0%, 4/15/32                   111,673
300,000   Federal Home Loan Mortgage Corp., 3.25%, 2/25/08        289,796
978,305   Federal Home Loan Mortgage Corp., 4.5%, 12/1/20         934,039
883,683   Federal Home Loan Mortgage Corp., 5.0%, 11/1/34         842,351
847,325   Federal Home Loan Mortgage Corp., 5.0%, 4/1/34          807,693
248,944   Federal Home Loan Mortgage Corp., 5.5%, 10/1/16         247,584
298,727   Federal Home Loan Mortgage Corp., 5.5%, 12/1/18         298,005
911,475   Federal Home Loan Mortgage Corp., 5.5%, 12/1/34         891,288
376,126   Federal Home Loan Mortgage Corp., 5.5%, 11/1/34         367,796
502,336   Federal Home Loan Mortgage Corp., 5.5%, 12/1/35         490,614
210,727   Federal Home Loan Mortgage Corp., 6.0%, 1/1/33          211,056
274,401   Federal Home Loan Mortgage Corp., 6.0%, 4/1/33          274,830
352,676   Federal Home Loan Mortgage Corp., 6.0%, 5/1/33          353,084
164,550   Federal Home Loan Mortgage Corp., 6.0%, 6/1/34          164,751
53,902    Federal Home Loan Mortgage Corp., 6.5%, 5/1/09          54,580
321,777   Federal Home Loan Mortgage Corp., 6.5%, 5/1/32          328,987
168,287   Federal Home Loan Mortgage Corp., 6.5%, 10/1/33         172,421
43,290    Federal Home Loan Mortgage Corp., 6.5%, 11/1/33         44,352
115,513   Federal National Mortgage Association, 4.816%, 12/1/12  111,591
165,456   Federal National Mortgage Association, 5.0%, 12/1/17    161,756
360,465   Federal National Mortgage Association, 5.0%, 5/1/18     352,447
125,541   Federal National Mortgage Association, 5.0%, 3/1/33     119,855
403,408   Federal National Mortgage Association, 5.0%, 6/1/34     384,733
350,000   Federal National Mortgage Association, 5.2%, 11/8/10    346,924
236,141   Federal National Mortgage Association, 5.5%, 8/1/14     235,883
432,926   Federal National Mortgage Association, 5.5%, 2/1/17     430,908
56,301    Federal National Mortgage Association, 5.5%, 9/1/17     56,016
84,893    Federal National Mortgage Association, 5.5%, 2/1/18     84,513
50,372    Federal National Mortgage Association, 5.5%, 7/1/23     49,647
363,956   Federal National Mortgage Association, 5.5%, 11/1/33    355,974
180,866   Federal National Mortgage Association, 5.5%, 12/1/34    176,807
139,503   Federal National Mortgage Association, 5.5%, 3/1/34     136,372
324,478   Federal National Mortgage Association, 5.5%, 4/1/34     317,196
52,177    Federal National Mortgage Association, 6.0%, 1/1/29     52,561
15,883    Federal National Mortgage Association, 6.0%, 9/1/29     15,923
45,713    Federal National Mortgage Association, 6.0%, 8/1/32     45,756
248,121   Federal National Mortgage Association, 6.0%, 12/1/33    248,254
266,446   Federal National Mortgage Association, 6.0%, 1/1/33     266,696
287,470   Federal National Mortgage Association, 6.0%, 2/1/33     287,624
36,222    Federal National Mortgage Association, 6.0%, 3/1/33     36,241
1,260,000 Federal National Mortgage Association, 6.125%, 3/15/12  1,319,661
131,647   Federal National Mortgage Association, 6.5%, 12/1/21    135,056
132,297   Federal National Mortgage Association, 6.5%, 4/1/29     137,373
47,232    Federal National Mortgage Association, 6.5%, 7/1/29     48,427
269,040   Federal National Mortgage Association, 6.5%, 7/1/32     275,069
122,083   Federal National Mortgage Association, 6.5%, 9/1/32     125,768
35,549    Federal National Mortgage Association, 6.5%, 10/1/32    36,345
15,166    Federal National Mortgage Association, 7.0%, 3/1/12     15,583
40,000    Federal National Mortgage Association, 7.125%, 6/15/10  42,951
6,235     Federal National Mortgage Association, 8.0%, 4/1/20     6,654
13,299    Federal National Mortgage Association, 8.0%, 2/1/29     14,155
1,835     Federal National Mortgage Association, 8.0%, 2/1/30     1,956
2,390     Federal National Mortgage Association, 8.0%, 4/1/30     2,549
2,363     Federal National Mortgage Association, 8.0%, 7/1/30     2,521
5,502     Federal National Mortgage Association, 8.0%, 10/1/30    5,870
3,671     Federal National Mortgage Association, 8.0%, 1/1/31     3,916
28,776    Federal National Mortgage Association, 8.0%, 3/1/31     30,689
2,325     Federal National Mortgage Association, 8.0%, 5/1/31     2,480
47,099    Federal National Mortgage Association, 9.0%, 4/1/33     49,662
372,679   Government National Mortgage Association II, 5.5%, 2/20 368,116
401,345   Government National Mortgage Association II, 6.0%, 10/2 406,470
114,630   Government National Mortgage Association, 4.5%, 1/15/35 107,869
177,436   Government National Mortgage Association, 4.5%, 4/15/35 166,970
294,967   Government National Mortgage Association, 5.0%, 4/15/34 286,031
418,128   Government National Mortgage Association, 5.0%, 10/15/3 405,431
466,797   Government National Mortgage Association, 5.5%, 8/15/17 467,198
390,565   Government National Mortgage Association, 5.5%, 8/15/19 390,717
963,277   Government National Mortgage Association, 5.5%, 8/15/33 954,491
94,031    Government National Mortgage Association, 5.5%, 9/15/33 93,232
203,545   Government National Mortgage Association, 5.5%, 10/15/3 201,689
267,363   Government National Mortgage Association, 5.5%, 12/15/3 264,924
18,829    Government National Mortgage Association, 6.0%, 8/15/13 19,162
5,396     Government National Mortgage Association, 6.0%, 4/15/14 5,495
409,349   Government National Mortgage Association, 6.0%, 12/15/3 414,439
764,863   Government National Mortgage Association, 6.0%, 8/15/34 773,959
896,019   Government National Mortgage Association, 6.0%, 9/15/33 907,161
222,618   Government National Mortgage Association, 6.0%, 10/15/3 225,387
266,743   Government National Mortgage Association, 6.0%, 9/15/34 269,915
194,264   Government National Mortgage Association, 6.5%, 10/15/2 201,639
107,303   Government National Mortgage Association, 6.5%, 5/15/33 111,253
10,806    Government National Mortgage Association, 7.0%, 4/15/28 11,268
3,491     Government National Mortgage Association, 7.0%, 8/15/28 3,641
7,242     Government National Mortgage Association, 7.5%, 1/15/30 7,598
4,465     Government National Mortgage Association, 7.75%, 11/15/ 4,745
29,628    Government National Mortgage Association, 8.0%, 2/15/30 31,683
200,000   U.S. Treasury Bonds, 4.0%, 2/15/14                      188,578
220,000   U.S. Treasury Bonds, 5.25%, 11/15/28                    225,895
200,000   U.S. Treasury Bonds, 6.25%, 8/15/23                     226,828
100,000   U.S. Treasury Bonds, 7.125%, 2/15/23                    122,984
61,154    U.S. Treasury Inflation Notes, 1.875%, 7/15/15          58,813
446,600   U.S. Treasury Inflation Protected Security, 3.375%, 1/1 473,501
797,356   U.S. Treasury Inflation Protected Security, 3.5%, 1/15/ 842,861
1,985,000 U.S. Treasury Notes, 4.0%, 11/15/12                     1,889,317
800,000   U.S. Treasury Notes, 4.125%, 5/15/15                    755,969
300,000   U.S. Treasury Notes, 4.25%, 11/15/14                    286,734
400,000   U.S. Treasury Notes, 4.25%, 8/15/15                     381,047
700,000   U.S. Treasury Notes, 4.75%, 11/15/08                    698,524
500,000   US Treasury Notes, 4.75%, 5/15/14                       495,630
360,000   U.S. Treasury Notes, 5.375%, 2/15/31                    378,956
75,000    U.S. Treasury Notes, 5.5%, 8/15/28                      79,459
1,100,000 U.S. Treasury Notes, 5.625%, 5/15/08                    1,117,230
200,000   U.S. Treasury Strip, 0%, 11/15/15                       124,620
                                                                  29,405,421
          TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
          (Cost   $30,176,204)                                    29,405,421

          TEMPORARY CASH INVESTMENT - 1.5%
          Security Lending Collateral - 1.5%
1,940,297 Security Lending Investment Fund, 4.67%                 1,940,297
          TOTAL TEMPORARY CASH INVESTMENT
          (Cost   $1,940,297)                                     1,940,297
          TOTAL INVESTMENTS IN SECURITIES - 99.7%
          (Cost   $112,607,177)                                   128,088,033

          OTHER ASSETS AND LIABILITIES - (0.3)%                   1,010,615

          TOTAL NET ASSETS - 100.0%                               129,098,648

(a) At March 31, 2006, the net unrealized gain on investments based on cost for federal income tax purposes of $112,607,177 was as follows:

          Aggregate gross unrealized gain for all investments in which
          there is an excess of value over tax cost               18,826,363

          Aggregate gross unrealized loss for all investments in which
          there is an excess of tax cost over value               (3,174,272)

          Net unrealized gain                                     15,652,091

(b)       At March 31, 2006, the following securities were out on loan:

Principal
Amount                            Security                        Market Value

57,741    Comcast Corp. *                                         1,508,195
474,000   General Motors, 7.2%, 1/15/11                           376,925
                                   Total                          1,885,120




ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Balanced Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date May 26, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date May 26, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date May 26, 2006

* Print the name and title of each signing officer under his or her signature.